Expense Example {- Franklin Pennsylvania Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Pennsylvania Tax-Free Income Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 455
3 years	624
5 years	808
10 years	1,339
Class A1
Expense Example:
1 year	440
3 years	578
5 years	729
10 years	1,167
Class C
Expense Example:
1 year	223
3 years	384
5 years	665
10 years	1,466
Class R6
Expense Example:
1 year	53
3 years	173
5 years	304
10 years	686
Advisor Class
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	$ 701